                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F NT

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

If amended report check here:      [_]

This Amendment (check only one):   [_] is a restatement
                                   [_] adds new holding entries

                         Seneca Capital Advisors, LLC
                    Name of Institutional Investment Manager

      590 Madison Avenue        New York   New York   10022
-----------------------------   --------   --------   -----
 Business Address    (Street)    (City)     (State)   (Zip)

13F File Number: 28-03497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

/s/ Michael Anastasio   Chief Financial Officer   212-888-2999
---------------------   -----------------------   ------------
         (Name)                (Title)               (Phone)

Signature, Place and Date of Signing:

---------------------------
590 Madison Avenue
New York, New York 10022

---------------------------
Date 15-May-08

Report Type:

[_]  13F HOLDINGS REPORT.
[X]  13F NOTICE.
[_]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

13F File Number   Name:
---------------   -------------------------------
28-12387          Seneca Capital Investments, L.P.